Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	€ 1,679
Closing balance	1,536	€ 1,679
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	1,679	1,509
Additions	1	26
Transfers	(10)	(7)
Revaluations	(11)	0
Share of results	85	205
Dividends received	(114)	(91)
Disposals	(2)	(16)
Impairments		(35)
Exchange rate differences	(91)	87
Closing balance	€ 1,536	€ 1,679